Share capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Number of warrants
Warrants outstanding, beginning	11,870,001	23,876,801
Warrants issued	0	0
Warrants exercised	(10,790,835)	(11,970,000)
Warrants expired	(839,166)	(36,800)
Warrants outstanding, ending	240,000	11,870,001
Average exercise price
Warrants outstanding, beginning | $ / shares	$ 0.29	$ 0.20
Warrants exercised | $ / shares	0.25	0.10
Warrants expired | $ / shares	0.70	0.70
Warrants outstanding, ending | $ / shares	$ 0.70	$ 0.29